Marketable debt securities - Certificates of deposit (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Total financial liabilities	$ 1,259,588	$ 1,191,900
Marketable debt securities
Financial liabilities
Total financial liabilities	103,062	96,296
Certificates of deposit (unsecured)
Financial liabilities
Financial liabilities	22,363	27,350
Accrued interest	70	117
Total financial liabilities	22,433	27,467
Certificate of deposit January 2, 2019
Financial liabilities
Financial liabilities	$ 8
Rate (as a percent)	8.14%
Certificate of deposit January 3, 2019
Financial liabilities
Financial liabilities	$ 15
Rate (as a percent)	8.14%
Certificate of deposit January 4, 2019 - One
Financial liabilities
Financial liabilities	$ 28
Rate (as a percent)	8.14%
Certificate of deposit January 7, 2019
Financial liabilities
Financial liabilities	$ 28
Rate (as a percent)	8.15%
Certificate of deposit January 8, 2019
Financial liabilities
Financial liabilities	$ 23
Rate (as a percent)	8.14%
Certificate of deposit January 9, 2019
Financial liabilities
Financial liabilities	$ 26
Rate (as a percent)	8.16%
Certificate of deposit January 10, 2019
Financial liabilities
Financial liabilities	$ 21
Rate (as a percent)	8.16%
Certificate of deposit January 11, 2019
Financial liabilities
Financial liabilities	$ 16
Rate (as a percent)	8.15%
Certificate of deposit January 14, 2019
Financial liabilities
Financial liabilities	$ 22
Rate (as a percent)	8.15%
Certificate of deposit January 15, 2019
Financial liabilities
Financial liabilities	$ 19
Rate (as a percent)	8.15%
Certificate of deposit January 16, 2019
Financial liabilities
Financial liabilities	$ 12
Rate (as a percent)	8.17%
Certificate of deposit January 17, 2019 - One
Financial liabilities
Financial liabilities	$ 20
Rate (as a percent)	8.17%
Certificate of deposit January 17, 2019 - Two
Financial liabilities
Financial liabilities	$ 1,050
Rate (as a percent)	8.12%
Certificate of deposit January 18, 2019
Financial liabilities
Financial liabilities	$ 20
Rate (as a percent)	8.18%
Certificate of deposit January 21, 2019
Financial liabilities
Financial liabilities	$ 23
Rate (as a percent)	8.36%
Certificate of deposit January 22, 2019
Financial liabilities
Financial liabilities	$ 21
Rate (as a percent)	8.38%
Certificate of deposit January 23, 2019
Financial liabilities
Financial liabilities	$ 16
Rate (as a percent)	8.38%
Certificate of deposit January 24, 2019
Financial liabilities
Financial liabilities	$ 28
Rate (as a percent)	8.38%
Certificate of deposit January 25, 2019
Financial liabilities
Financial liabilities	$ 19
Rate (as a percent)	8.39%
Certificate of deposit January 28, 2019
Financial liabilities
Financial liabilities	$ 34
Rate (as a percent)	8.40%
Certificate of deposit January 29, 2019
Financial liabilities
Financial liabilities	$ 24
Rate (as a percent)	8.13%
Certificate of deposit January 30, 2019
Financial liabilities
Financial liabilities	$ 39
Rate (as a percent)	8.14%
Certificate of deposit January 31, 2019
Financial liabilities
Financial liabilities	$ 65
Rate (as a percent)	8.14%
Certificate of deposit February 8, 2019 - One
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	8.12%
Certificate of deposit February 11, 2019
Financial liabilities
Financial liabilities	$ 60
Rate (as a percent)	8.38%
Certificate of deposit February 15, 2019
Financial liabilities
Financial liabilities	$ 900
Rate (as a percent)	8.12%
Certificate of deposit February 8, 2019 - Two
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	8.38%
Certificate of deposit February 25, 2019
Financial liabilities
Financial liabilities	$ 700
Rate (as a percent)	8.12%
Certificate of deposit March 15, 2019
Financial liabilities
Financial liabilities	$ 1,500
Rate (as a percent)	8.12%
Certificate of deposit March 26, 2019
Financial liabilities
Financial liabilities	$ 1,500
Rate (as a percent)	8.44%
Certificate of deposit February 1, 2019
Financial liabilities
Financial liabilities	$ 550
Rate (as a percent)	8.34%
Certificate of deposit May 16, 2019 - One
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	8.12%
Certificate of deposit June 13, 2019
Financial liabilities
Financial liabilities	$ 800
Rate (as a percent)	8.12%
Certificate of deposit June 20, 2019
Financial liabilities
Financial liabilities	$ 9
Rate (as a percent)	8.89%
Certificate of deposit June 21, 2019
Financial liabilities
Financial liabilities	$ 12
Rate (as a percent)	8.89%
Certificate of deposit June 24, 2019
Financial liabilities
Financial liabilities	$ 26
Rate (as a percent)	8.90%
Certificate of deposit June 25, 2019
Financial liabilities
Financial liabilities	$ 8
Rate (as a percent)	8.89%
Certificate of deposit June 26, 2019
Financial liabilities
Financial liabilities	$ 23
Rate (as a percent)	8.91%
Certificate of deposit June 27, 2019
Financial liabilities
Financial liabilities	$ 40
Rate (as a percent)	8.91%
Certificate of deposit June 28, 2019
Financial liabilities
Financial liabilities	$ 40
Rate (as a percent)	8.90%
Certificate of deposit July 1, 2019
Financial liabilities
Financial liabilities	$ 80
Rate (as a percent)	8.90%
Certificate of deposit July 2, 2019
Financial liabilities
Financial liabilities	$ 23
Rate (as a percent)	8.90%
Certificate of deposit July 3, 2019
Financial liabilities
Financial liabilities	$ 36
Rate (as a percent)	8.92%
Certificate of deposit July 4, 2019 - One
Financial liabilities
Financial liabilities	$ 43
Rate (as a percent)	8.92%
Certificate of deposit July 4, 2019 - Two
Financial liabilities
Financial liabilities	$ 1,200
Rate (as a percent)	8.12%
Certificate of deposit July 5, 2019
Financial liabilities
Financial liabilities	$ 43
Rate (as a percent)	8.93%
Certificate of deposit July 8, 2019
Financial liabilities
Financial liabilities	$ 51
Rate (as a percent)	9.11%
Certificate of deposit July 9, 2019
Financial liabilities
Financial liabilities	$ 57
Rate (as a percent)	9.13%
Certificate of deposit July 10, 2019
Financial liabilities
Financial liabilities	$ 66
Rate (as a percent)	9.13%
Certificate of deposit July 11, 2019
Financial liabilities
Financial liabilities	$ 48
Rate (as a percent)	9.13%
Certificate of deposit July 12, 2019
Financial liabilities
Financial liabilities	$ 36
Rate (as a percent)	9.14%
Certificate of deposit July 15, 2019
Financial liabilities
Financial liabilities	$ 52
Rate (as a percent)	9.15%
Certificate of deposit July 16, 2019
Financial liabilities
Financial liabilities	$ 41
Rate (as a percent)	8.88%
Certificate of deposit July 17, 2019
Financial liabilities
Financial liabilities	$ 33
Rate (as a percent)	8.88%
Certificate of deposit July 18, 2019
Financial liabilities
Financial liabilities	$ 43
Rate (as a percent)	8.89%
Certificate of deposit July 19, 2019 - One
Financial liabilities
Financial liabilities	$ 46
Rate (as a percent)	8.89%
Certificate of deposit July 19, 2019 - Two
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	8.12%
Certificate of deposit July 22, 2019
Financial liabilities
Financial liabilities	$ 39
Rate (as a percent)	8.90%
Certificate of deposit July 23, 2019
Financial liabilities
Financial liabilities	$ 28
Rate (as a percent)	8.89%
Certificate of deposit July 24, 2019 - One
Financial liabilities
Financial liabilities	$ 41
Rate (as a percent)	8.91%
Certificate of deposit July 24, 2019 - Two
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	8.12%
Certificate of deposit July 25, 2019 - One
Financial liabilities
Financial liabilities	$ 40
Rate (as a percent)	8.91%
Certificate of deposit July 26, 2019
Financial liabilities
Financial liabilities	$ 34
Rate (as a percent)	8.90%
Certificate of deposit July 29, 2019
Financial liabilities
Financial liabilities	$ 43
Rate (as a percent)	8.90%
Certificate of deposit July 25, 2019 - Two
Financial liabilities
Financial liabilities	$ 50
Rate (as a percent)	8.36%
Certificate of deposit July 30, 2019
Financial liabilities
Financial liabilities	$ 66
Rate (as a percent)	8.90%
Certificate of deposit July 31, 2019
Financial liabilities
Financial liabilities	$ 92
Rate (as a percent)	8.92%
Certificate of deposit August 1, 2019 - One
Financial liabilities
Financial liabilities	$ 32
Rate (as a percent)	8.92%
Certificate of deposit August 1, 2019 - Two
Financial liabilities
Financial liabilities	$ 200
Rate (as a percent)	8.40%
Certificate of deposit August 2, 2019
Financial liabilities
Financial liabilities	$ 18
Rate (as a percent)	8.93%
Certificate of deposit August 5, 2019
Financial liabilities
Financial liabilities	$ 32
Rate (as a percent)	9.11%
Certificate of deposit August 6, 2019
Financial liabilities
Financial liabilities	$ 20
Rate (as a percent)	9.13%
Certificate of deposit August 7, 2019
Financial liabilities
Financial liabilities	$ 52
Rate (as a percent)	9.13%
Certificate of deposit August 8, 2019
Financial liabilities
Financial liabilities	$ 71
Rate (as a percent)	9.13%
Certificate of deposit June 13, 2019 - Two
Financial liabilities
Financial liabilities	$ 2,000
Rate (as a percent)	8.12%
Certificate of deposit August 13, 2019
Financial liabilities
Financial liabilities	$ 1
Rate (as a percent)	8.88%
Certificate of deposit August 22, 2019
Financial liabilities
Financial liabilities	$ 350
Rate (as a percent)	8.39%
Certificate of deposit August 28, 2019
Financial liabilities
Financial liabilities	$ 600
Rate (as a percent)	8.12%
Certificate of deposit September 2, 2019
Financial liabilities
Financial liabilities	$ 1,700
Rate (as a percent)	8.12%
Certificate of deposit September 25, 2019
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	8.40%
Certificate of deposit September 27, 2019
Financial liabilities
Financial liabilities	$ 600
Rate (as a percent)	8.41%
Certificate of deposit January 4, 2019 - Two
Financial liabilities
Financial liabilities	$ 1
Rate (as a percent)	0.98%
Certificate of deposit May 3, 2019
Financial liabilities
Financial liabilities	$ 2
Rate (as a percent)	0.98%
Certificate of deposit November 8, 2019
Financial liabilities
Financial liabilities	$ 1,100
Rate (as a percent)	8.12%
Certificate of deposit January 4, 2019 - Three
Financial liabilities
Financial liabilities	$ 112
Rate (as a percent)	2.00%
Certificate of deposit March 4, 2019
Financial liabilities
Financial liabilities	$ 13
Rate (as a percent)	1.50%
Certificate of deposit May 16, 2019
Financial liabilities
Financial liabilities	$ 13
Rate (as a percent)	1.51%
Certificate of deposit September 30, 2019
Financial liabilities
Financial liabilities	$ 22
Rate (as a percent)	1.70%
Certificate of deposit November 20, 2019 - One
Financial liabilities
Financial liabilities	$ 33
Rate (as a percent)	1.75%
Certificate of deposit November 20, 2019 - Two
Financial liabilities
Financial liabilities	$ 1
Rate (as a percent)	1.75%
Certificate of deposit November 20, 2019 - Three
Financial liabilities
Financial liabilities	$ 12
Rate (as a percent)	1.75%
Certificate of deposit November 20, 2019 - Four
Financial liabilities
Financial liabilities	$ 12
Rate (as a percent)	1.75%
Certificate of deposit November 29, 2019
Financial liabilities
Financial liabilities	$ 12
Rate (as a percent)	1.75%
Certificate of deposit December 17, 2019
Financial liabilities
Financial liabilities	$ 22
Rate (as a percent)	1.75%
Certificate of deposit December 24, 2019 - One
Financial liabilities
Financial liabilities	$ 105
Rate (as a percent)	1.75%
Certificate of deposit May 16, 2019 - Three
Financial liabilities
Financial liabilities	$ 4
Rate (as a percent)	1.65%
Certificate of deposit May 16, 2019 - Four
Financial liabilities
Financial liabilities	$ 4
Rate (as a percent)	1.65%
Certificate of deposit May 16, 2019 - Five
Financial liabilities
Financial liabilities	$ 4
Rate (as a percent)	1.65%
Certificate of deposit May 16, 2019 - Six
Financial liabilities
Financial liabilities	$ 4
Rate (as a percent)	1.65%
Certificate of deposit December 24, 2019 - Two
Financial liabilities
Financial liabilities	$ 58
Rate (as a percent)	1.85%
Certificate of deposit December 24, 2019 - Three
Financial liabilities
Financial liabilities	$ 77
Rate (as a percent)	1.75%
Certificate of deposit December 28, 2018
Financial liabilities
Financial liabilities		$ 36
Rate (as a percent)		7.42%
Certificate of deposit December 27, 2018
Financial liabilities
Financial liabilities		$ 11
Rate (as a percent)		7.43%
Certificate of deposit December 26, 2018
Financial liabilities
Financial liabilities		$ 23
Rate (as a percent)		7.42%
Certificate of deposit December 24, 2018
Financial liabilities
Financial liabilities		$ 28
Rate (as a percent)		7.42%
Certificate of deposit December 21, 2018
Financial liabilities
Financial liabilities		$ 40
Rate (as a percent)		7.42%
Certificate of deposit December 20, 2018
Financial liabilities
Financial liabilities		$ 28
Rate (as a percent)		7.41%
Certificate of deposit December 19, 2018
Financial liabilities
Financial liabilities		$ 13
Rate (as a percent)		7.41%
Certificate of deposit December 18, 2018
Financial liabilities
Financial liabilities		$ 13
Rate (as a percent)		7.40%
Certificate of deposit December 17, 2018
Financial liabilities
Financial liabilities		$ 24
Rate (as a percent)		7.40%
Certificate of deposit December 14, 2018
Financial liabilities
Financial liabilities		$ 28
Rate (as a percent)		7.26%
Certificate of deposit December 13, 2018
Financial liabilities
Financial liabilities		$ 29
Rate (as a percent)		7.25%
Certificate of deposit December 11, 2018
Financial liabilities
Financial liabilities		$ 31
Rate (as a percent)		7.23%
Certificate of deposit December 10, 2018
Financial liabilities
Financial liabilities		$ 18
Rate (as a percent)		7.20%
Certificate of deposit December 7, 2018
Financial liabilities
Financial liabilities		$ 20
Rate (as a percent)		7.19%
Certificate of deposit December 6, 2018 - One
Financial liabilities
Financial liabilities		$ 27
Rate (as a percent)		7.19%
Certificate of deposit December 5, 2018
Financial liabilities
Financial liabilities		$ 19
Rate (as a percent)		7.19%
Certificate of deposit December 4, 2018
Financial liabilities
Financial liabilities		$ 11
Rate (as a percent)		7.19%
Certificate of deposit December 3, 2018
Financial liabilities
Financial liabilities		$ 8
Rate (as a percent)		7.19%
Certificate of deposit November 30, 2018
Financial liabilities
Financial liabilities		$ 16
Rate (as a percent)		7.42%
Certificate of deposit December 6, 2018 - Two
Financial liabilities
Financial liabilities		$ 1,200
Rate (as a percent)		7.42%
Certificate of deposit November 29, 2018
Financial liabilities
Financial liabilities		$ 11
Rate (as a percent)		7.43%
Certificate of deposit November 28, 2018 - One
Financial liabilities
Financial liabilities		$ 600
Rate (as a percent)		7.66%
Certificate of deposit November 28, 2018 - Two
Financial liabilities
Financial liabilities		$ 4
Rate (as a percent)		7.42%
Certificate of deposit November 28, 2018 - Three
Financial liabilities
Financial liabilities		$ 300
Rate (as a percent)		7.66%
Certificate of deposit November 27, 2018
Financial liabilities
Financial liabilities		$ 6
Rate (as a percent)		7.42%
Certificate of deposit November 26, 2018
Financial liabilities
Financial liabilities		$ 4
Rate (as a percent)		7.42%
Certificate of deposit November 23, 2018
Financial liabilities
Financial liabilities		$ 5
Rate (as a percent)		7.42%
Certificate of deposit November 22, 2018
Financial liabilities
Financial liabilities		$ 7
Rate (as a percent)		7.41%
Certificate of deposit November 21, 2018
Financial liabilities
Financial liabilities		$ 6
Rate (as a percent)		7.41%
Certificate of deposit November 20, 2018
Financial liabilities
Financial liabilities		$ 7
Rate (as a percent)		7.40%
Certificate of deposit November 16, 2018
Financial liabilities
Financial liabilities		$ 1
Rate (as a percent)		7.26%
Certificate of deposit November 15, 2018
Financial liabilities
Financial liabilities		$ 6
Rate (as a percent)		7.25%
Certificate of deposit November 14, 2018 - One
Financial liabilities
Financial liabilities		$ 1
Rate (as a percent)		7.23%
Certificate of deposit November 5, 2018
Financial liabilities
Financial liabilities		$ 500
Rate (as a percent)		7.43%
Certificate of deposit November 1, 2018
Financial liabilities
Financial liabilities		$ 2,000
Rate (as a percent)		7.67%
Certificate of deposit September 17, 2018
Financial liabilities
Financial liabilities		$ 1,200
Rate (as a percent)		7.44%
Certificate of deposit September 13, 2018 - One
Financial liabilities
Financial liabilities		$ 500
Rate (as a percent)		7.43%
Certificate of deposit September 13, 2018 - Two
Financial liabilities
Financial liabilities		$ 2,000
Rate (as a percent)		7.43%
Certificate of deposit August 17, 2018
Financial liabilities
Financial liabilities		$ 3,800
Rate (as a percent)		7.43%
Certificate of deposit August 16, 2018 - One
Financial liabilities
Financial liabilities		$ 100
Rate (as a percent)		7.43%
Certificate of deposit August 16, 2018 - Two
Financial liabilities
Financial liabilities		$ 1,100
Rate (as a percent)		7.62%
Certificate of deposit July 27, 2018
Financial liabilities
Financial liabilities		$ 50
Rate (as a percent)		7.46%
Certificate of deposit July 17, 2018
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		7.55%
Certificate of deposit June 25, 2018
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		7.55%
Certificate of deposit June 8, 2018
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		7.59%
Certificate of deposit May 24, 2018
Financial liabilities
Financial liabilities		$ 500
Rate (as a percent)		7.69%
Certificate of deposit May 9, 2018 - One
Financial liabilities
Financial liabilities		$ 700
Rate (as a percent)		7.64%
Certificate of deposit February 23, 2018
Financial liabilities
Financial liabilities		$ 750
Rate (as a percent)		7.54%
Certificate of deposit February 22, 2018
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		7.50%
Certificate of deposit May 9, 2018 - Two
Financial liabilities
Financial liabilities		$ 3
Rate (as a percent)		0.96%
Certificate of deposit April 30, 2018
Financial liabilities
Financial liabilities		$ 98
Rate (as a percent)		0.99%
Certificate of deposit November 14, 2018 - Two
Financial liabilities
Financial liabilities		$ 3,933
Rate (as a percent)		1.62%
Certificate of deposit July 31, 2018 - One
Financial liabilities
Financial liabilities		$ 1
Rate (as a percent)		0.40%
Certificate of deposit July 31, 2018 - Two
Financial liabilities
Financial liabilities		$ 3
Rate (as a percent)		0.99%
Certificate of deposit June 29, 2018 - One
Financial liabilities
Financial liabilities		$ 1
Rate (as a percent)		0.40%
Certificate of deposit June 29, 2018 - Two
Financial liabilities
Financial liabilities		$ 3
Rate (as a percent)		0.98%
Certificate of deposit June 27, 2018
Financial liabilities
Financial liabilities		$ 12
Rate (as a percent)		0.98%
Certificate of deposit June 15, 2018
Financial liabilities
Financial liabilities		$ 12
Rate (as a percent)		0.98%
Certificate of deposit June 4, 2018
Financial liabilities
Financial liabilities		$ 23
Rate (as a percent)		0.98%
Certificate of deposit May 21, 2018
Financial liabilities
Financial liabilities		$ 23
Rate (as a percent)		0.98%
Certificate of deposit May 18, 2018 - One
Financial liabilities
Financial liabilities		$ 34
Rate (as a percent)		0.98%
Certificate of deposit May 18, 2018- Two
Financial liabilities
Financial liabilities		$ 23
Rate (as a percent)		0.98%
Certificate of deposit May 9, 2018 - Three
Financial liabilities
Financial liabilities		$ 5
Rate (as a percent)		0.96%
Certificate of deposit April 18, 2018 - One
Financial liabilities
Financial liabilities		$ 17
Rate (as a percent)		1.05%
Certificate of deposit April 18, 2018 - Two
Financial liabilities
Financial liabilities		$ 17
Rate (as a percent)		1.05%
Certificate of deposit April 18, 2018 - Three
Financial liabilities
Financial liabilities		$ 17
Rate (as a percent)		1.05%
Certificate of deposit April 18, 2018 - Four
Financial liabilities
Financial liabilities		$ 17
Rate (as a percent)		1.05%
Certificate of deposit February 28, 2018
Financial liabilities
Financial liabilities		$ 44
Rate (as a percent)		0.65%
Certificate of deposit January 4, 2018
Financial liabilities
Financial liabilities		$ 79
Rate (as a percent)		0.85%
Certificate of deposit January 26, 2018
Financial liabilities
Financial liabilities		$ 2,514
Rate (as a percent)		1.70%
Certificate of deposit January 19, 2018 - One
Financial liabilities
Financial liabilities		$ 37
Rate (as a percent)		0.85%
Certificate of deposit January 19, 2018 - Two
Financial liabilities
Financial liabilities		$ 68
Rate (as a percent)		0.85%
Certificate of deposit January 16, 2018
Financial liabilities
Financial liabilities		$ 585
Rate (as a percent)		1.20%